Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory, Work in Process and Raw Materials [Abstract]
Summary of Inventories

	As of December 31,
	2019	2020
	RMB	RMB	US$
Raw materials	24,877	27,637	4,236
Work in progress	19,182	24,849	3,808
Finished goods	14,057	15,535	2,381

	58,116	68,021	10,425